Financial instruments disclosures - Summary of changes in fair value of Level 3 financial assets and financial liabilities (Detail) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Currency translation adjustments	$ (109)
Level 3
Disclosure of detailed information about financial instruments [line items]
Opening balance	395
Currency translation adjustments	(3)
– consolidated sales revenue	15
– net operating costs	(18)
– net operating costs	33
Total unrealised gains transferred into other comprehensive income	(172)
Disposals/maturity of financial instruments	(3)
Closing balance	247
Net gains included in the income statement for assets and liabilities held at period end	$ 26